Related Parties Transactions (Tables) (Zhongdehuia (SHENZHEN) Education Development Co., Ltd)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Schedule of Amount Due to Related Parties

(a) Amount due to related parties

	Relationship	June 30, 2019	December 31, 2018
		(Unaudited)	(Audited)
Hengqing Investment Consultation(SZ) Partnership Business (LP)	Company controlled by Qing Zuo	$104,934	$24,052
Henghui Investment Consultation(SZ) Partnership Business (LP)	Company controlled by Qing Zuo	59,902	64,008
Qing Zuo	Majority shareholder of ZDSE and executive chairman until June 27, 2018 and November 28, 2018, respectively. Currently Chairman of the Board of ZDSE since December 20, 2018	35,245	33,473
Junze Zhang	Shareholder and director of the Company	255,326	182,093
Mengling Zhang	General manager of ZDSE	-	36,519
Zihua Wu	Director of the Company	35,940	32,440
Total		$491,347	$372,585

(c) Transactions

	For the six months ended June 30,
	2019	2018
Repayment to related parties
Hengqing Investment Consultation (SZ) Partnership Business (LP)	57,485	-
Henghui Investment Consultation (SZ) Partnership Business (LP)	4,274	-
Mengling Zhang	46,050	-
	$107,809	$-

Cash advance from related parties
Hengqing Investment Consultation (SZ) Partnership Business (LP)	$139,290	$-
Qing Zuo	1,730	-
Junze Zhang	105,674	-
Mengling Zhang	1,730	-
Zihua Wu	3,500	23,108
	$251,924	$23,108

(a) Amount due to related parties

		As of December 31,
	Relationship	2018	2017
Hengqing Investment Consultation(SZ) Partnership Business (LP)	Company controlled by Qing Zuo	$24,052	$-
Henghui Investment Consultation(SZ) Partnership Business (LP)	Company controlled by Qing Zuo	64,008	-
Qing Zuo	Majority shareholder of ZDSE and executive chairman until June 27, 2018 and November 28, 2018, respectively. Currently Chairman of the Board of ZDSE since December 20, 2018	33,473	-
Junze Zhang	Shareholder and director of the Company	182,093	-
Mengling Zhang	General manager of ZDSE	36,519	-
Zihua Wu	Director of the Company	32,440	2,500
Total		$372,585	$2,500

(b) Transactions

	For the years ended December 31,
	2018	2017
Cash advance from related parties
Junze Zhang	182,093	-
Zihua Wu	27,924	2,500
	$210,017	$2,500

Zhongdehuia (SHENZHEN) Education Development Co., Ltd [Member]
Schedule of Amount Due to Related Parties

The Company had the following balances and transactions with related parties:

(a)	Amount due to related parties

		As of December 31,
	Relationship	2018	2017
Hengqing Investment Consultation(SZ) Partnership Business (LP)	Company controlled by Qing Zuo	$24,052	$-
Henghui Investment Consultation(SZ) Partnership Business (LP)	Company controlled by Qing Zuo	64,008	-
Qing Zuo	Majority shareholder and executive chairman until June 27, 2018 and November 28, 2018, respectively. Currently Chairman of the Board since December 20, 2018	33,473	83,409

Mengling Zhang	General manager	36,519	537,137
Total		$158,052	$620,546

(b)	Transactions

	For the years ended December 31,
	2018	2017
Tutor fee to related parties
Qing Zuo	$13,320	$2,726
Mengling Zhang	18,057	1,969
	$31,377	$4,695
Repayment to related parties
Qing Zuo	576	198,622
Mengling Zhang	400,222	69,562
	$400,798	$268,184

Cash advance from related parties
Hengqing Investment Consultation (SZ) Partnership Business (LP)	$25,055	$-
Henghui Investment Consultation (SZ) Partnership Business (LP)	66,676	-
Qing Zuo	5,185	94,672
Mengling Zhang	56,612	213,867
	$153,528	$308,338

Shareholder debts converted to capital contribution
Qing Zuo	$51,801	$-
Mengling Zhang	147,239	-
	$199,040	$-